Description of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2026, in our Annual Report.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.

Principles of Consolidation
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.

Business Combinations
Business Combinations
The Company uses the acquisition method of accounting for business combinations, which requires separate recognition of assets acquired and liabilities assumed from goodwill, based on their estimated fair values at the time of acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the fair value of any non-controlling interests in the acquiree over the net of the estimated acquisition date fair values of the assets acquired and liabilities assumed. The estimates and assumptions used in valuing intangible assets, including in-process research and development (“IPR&D”), include, but are not limited to, the estimated costs to replace the intangible assets, the time required to replace such assets, developer's profit, and a required rate of return. Although the Company’s fair value estimates are based upon assumptions believed to be reasonable, these estimates and assumptions are inherently uncertain and subject to refinement.
As a result, during the measurement period up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon conclusion of the measurement period or final determination of fair values of the purchase price of an acquisition, whichever comes first, any subsequent adjustments are recorded in earnings in the Consolidated Income Statements. Acquisition-related expenses are recognized separately from the acquisition and expensed as incurred.

Recently adopted accounting pronouncements and Recently issued accounting pronouncements not yet adopted
Recently adopted accounting pronouncements
Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient to measure credit losses on current accounts receivable and current contract assets under Accounting Standards Codification 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. ASU 2025-05 is effective for the Company’s fiscal year ending March 31, 2027, and interim periods in the same annual reporting period. Early adoption is permitted. The Company adopted ASU 2025-05 on a prospective basis in the fiscal year beginning April 1, 2026. The adoption of ASU 2025-05 did not have a material impact on the Company’s consolidated financial statement disclosures.
Recently issued accounting pronouncements not yet adopted
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, which requires incremental disclosures to disaggregate income statement expense items. In January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date, which revised the effective date of ASU No. 2024-03 for interim periods. ASU 2024-03 and ASU 2025-01 are effective for the Company’s fiscal year ending March 31, 2028, and interim periods within our fiscal years beginning after April 1, 2028. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statement disclosures.
Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606) – Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract: In September 2025, the FASB issued ASU 2025-07, which refines the scope for derivatives to clarify which contracts are subject to derivative accounting and clarifies share-based noncash consideration from a customer in a revenue contract. ASU 2025-07, which can be applied prospectively or with a modified transition approach, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-07 on its consolidated financial statements.
Derivatives and Hedging (Topic 815) – Hedge Accounting Improvements: In November 2025, the FASB issued ASU 2025-09, which refines hedge accounting to more closely align an entity’s financial reporting with the economics of risk management activities, including expanded eligibility to hedge groups of forecasted transactions, introduces a new model for “choose-your-rate” debt instruments, and certain changes that avoid automatic redesignation when the hedged risk is revised if effectiveness is maintained. ASU 2025-09, which has to be applied prospectively for all hedging relationships, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-09 on its consolidated financial statements.
Government Grants (Topic 832) – Accounting for Government Grants Received by Business Entities: In December 2025, the FASB issued ASU 2025-10, which establishes the accounting and presentation guidance for government grants received by business entities. ASU 2025-10, which can be applied modified prospectively, modified retrospectively, or retrospectively, is effective for the Company’s fiscal year ending March 31, 2030, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-10 on its consolidated financial statements.
Interim Reporting (Topic 270) – Narrow-Scope Improvements: In December 2025, the FASB issued ASU 2025-11, which clarifies when ASC 270 applies and adds a comprehensive list of interim disclosure requirements from other Codification topics. ASU 2025-11 also introduces a disclosure principle requiring entities to disclose events since the last annual period that have a material impact, and specifies the form and content of condensed interim financial statements. ASU 2025-11, which can be applied prospectively or retrospectively to any or all prior periods presented, is effective for the Company’s fiscal year ending March 31, 2029, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its consolidated financial statements.

Revenue Recognition
Revenue Recognition
Revenue for the Company’s major product offerings consists of the following:
License and Other Revenue
•Intellectual property license — The Company generally licenses IP under non-exclusive license agreements that provide usage rights for specific applications for a finite or perpetual term. These licenses are made available electronically to address the customer-specific business requirements. These arrangements generally have distinct performance obligations that consist of transferring the licensed IPs, version extensions of architecture IP or releases of specified IPs, and support services. Support services consist of a stand-ready obligation to provide technical support, patches, and bug fixes over the support term. Where arrangements include royalty buy-downs or upfront minimum royalty commitments, the Company treats them as fixed contract consideration under licensing revenue. Revenue allocated to the IP license is recognized at a point in time upon the delivery or beginning of the license term, whichever is later. Revenue allocated to distinct version extensions of architecture IP or releases of specified IP, excluding when-and-if-available minor updates over the support term, are recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Certain license agreements provide customers with the right to access a library of current and future IPs on an unlimited basis over the contractual period depending on the terms of the applicable contract. These licensing arrangements represent stand-ready obligations in that the timing of the delivery of the underlying IPs is within the control of the customer and the extent of use in any given period does not diminish the remaining performance obligation. The contract consideration related to these arrangements is recognized ratably over the term of the contract in line with when the control of the performance obligations is transferred.
Certain subscription license agreements include unspecified future IPs that are provided on a when-and-if-available basis, representing a stand-ready obligation. The contract consideration allocated to the stand-ready obligation is recognized on a ratable basis over the term of the contract, commencing upon the later of the effective date of the agreement and the transfer of the initial available IP license.
•Software sales, including development systems — Sales of software, including development systems, which are not specifically designed for a given license (such as off-the-shelf software), are recognized upon delivery when control has been transferred and the customer can begin to use and benefit from the license.
•Professional services — Services (such as training, professional and design services) that the Company provides, which are not essential to the functionality of the IP, are separately stated and priced in the contract and accounted for separately. Training revenue is recognized as services are performed. In certain arrangements, the Company also provides customers with professional and design services, as a stand-ready obligation, that are recognized on a ratable basis over the term of the contract.
•Support and maintenance — Support and maintenance is a stand-ready obligation to the customer that is both provided and consumed simultaneously. Revenue is recognized on a straight-line basis over the period for which support and maintenance is contractually agreed pursuant to the license.
•Third-party arrangements — In certain arrangements, the Company arranges for third parties to provide products or services to customers. Revenue is recognized on a gross basis when the Company controls the product or service, and on a net margin basis when it acts as an agent. In agent arrangements, control passes directly from the third party to the customer, and the Company bears no inventory or performance risk. For product-related agent arrangements, revenue is recognized at a point in time when the customer obtains control of the underlying products.
Royalty Revenue
For most IP license agreements, royalties are collected on products that incorporate the Company’s IP. The Company applies the royalty exception, under which revenue is recognized when the subsequent sale or usage occurs, assuming control of the license to which the royalty relates has transferred to the customer. Accordingly, royalties are recognized on an accrual basis in the quarter in which the customer ships their products, based on the Company’s technology that it contains. This estimation process for the royalty revenue accrual is based on a combination of methodologies, including the use of historical sales trends and macroeconomic factors for predictive analysis, the analysis of customer royalty reports and their sales trends and forecasts, as well as data and forecasts from third-party industry research providers. Data considered includes revenue, unit shipments, average selling price, product mix, market share and market penetration. Adjustments to revenue are required in subsequent periods to reflect changes in estimates as new information becomes available, primarily resulting from actual amounts subsequently reported by the licensees in the period following the accrual, including royalty audit resolutions.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Company has elected to exclude potential future royalty receipts from the disclosure of remaining performance obligations. In certain arrangements, the Company’s right to consideration may not correspond directly with the performance of obligations.

Equity Method Investments
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”) for its investments in Acetone Limited. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using (i) the market-calibration approach based on the guideline public company method, or (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the company’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
Currency Exchange Contracts	Currency Exchange Contracts For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.